Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Composition of Property, Plant and Equipment
Composition

	As at December 31, 2019
	Balance at beginning of year	Additions**	Disposals	Reclassification*	Differences in translation reserves	Balance at end of year
	$ Thousands
Cost
Land, roads, buildings and leasehold improvements	43,261	199	-	(4,679)	3,171	41,952
Facilities, machinery and equipment	465,627	1,428	(296)	(7,130)	40,319	499,948
Computers	491	145	(23)	-	41	654
Office furniture and equipment	1,026	14	(21)	-	28	1,047
Assets under construction	207,017	14,874	-	-	18,043	239,934
Other	30,701	13,041	(9,999)	-	2,512	36,255
	748,123	29,701	(10,339)	(11,809)	64,114	819,790

Accumulated depreciation
Land, roads, buildings and leasehold improvements	8,059	1,544	-	(277)	557	9,883
Facilities, machinery and equipment	103,570	28,903	(319)	(264)	8,736	140,626
Computers	310	108	(23)	-	15	410
Office furniture and equipment	691	44	(22)	-	9	722
Other	405	107	(38)	-	33	507
	113,035	30,706	(402)	(541)	9,350	152,148

Balance as at December 31, 2019	635,088	(1,005)	(9,937)	(11,268)	54,764	667,642

*	Reclassified to Right-Of-Use assets after initial application of IFRS 16. Refer to Note 19 Right-of-use Assets.

**	Additions to property, plant and equipment in OPC Hadera are presented net of agreed compensation from the construction contractor. Refer to Note 20.B.b for further details.

	As at December 31, 2018
	Balance at beginning of year	Additions	Disposals	Differences in translation reserves	Balance at end of year
	$ Thousands
Cost
Land, roads, buildings and leasehold improvements*	42,792	4,189	(188)	(3,532)	43,261
Facilities, machinery and equipment*	489,218	26,154	(13,063)	(36,682)	465,627
Computers*	431	306	(263)	17	491
Office furniture and equipment*	1,044	86	(85)	(19)	1,026
Assets under construction*	162,853	59,878	-	(15,714)	207,017
Other*	29,459	9,795	(7,650)	(903)	30,701
	725,797	100,408	(21,249)	(56,833)	748,123

Accumulated depreciation
Land, roads, buildings and leasehold improvements*	7,293	1,714	(458)	(490)	8,059
Facilities, machinery and equipment*	100,833	28,024	(17,705)	(7,582)	103,570
Computers*	512	76	(259)	(19)	310
Office furniture and equipment*	678	106	(84)	(9)	691
Other*	317	113	-	(25)	405
	109,633	30,033	(18,506)	(8,125)	113,035

Balance as at December 31, 2018	616,164	70,375	(2,743)	(48,708)	635,088

*	Reclassified to be comparable with current year presentation.

Schedule of Net Carrying Values of Property, Plant and Equipment
Net carrying values

	As at December 31,
	2019	2018
	$ Thousands
Land, roads, buildings and leasehold improvements*	32,069	35,202
Facilities, machinery and equipment*	359,322	362,057
Computers*	244	181
Office furniture and equipment*	325	335
Assets under construction*	239,934	207,017
Other*	35,748	30,296
	667,642	635,088

*	Reclassified 2018 numbers to be comparable with current year presentation.

Schedule of Composition of Depreciation Expense
The composition of depreciation expenses from continuing operations is as follows:

	As at December 31,
	2019	2018
	$ Thousands
Depreciation charged to cost of sales	31,141	29,809
Depreciation charged to selling, general and administrative expenses	766	224
Depreciation charged to results	31,907	30,033

Amortization of intangibles charged to selling, general and administrative expenses	185	383
Depreciation and amortization from continuing operations	32,092	30,416

Schedule of Composition of Depreciation and Amortization Expense
In 2019, OPC updated the estimate of the balance of the useful life of the various components in the Rotem Power Plant as at October 1, 2019, from a period of 19 years to 24 years. The impact of the change is as follows:

	2019	2020	2021	2022	2023	2024 and after
	$ Thousands

(Decrease)/increase in depreciation	(956)	(3,619)	(3,619)	(3,619)	(3,619)	15,432